MORGAN STANLEY PATHWAY FUNDS

SUPPLEMENT DATED JULY 26, 2024,

TO THE STATUTORY AND SUMMARY PROSPECTUS DATED JANUARY 1, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

LARGE CAP EQUITY FUND

Lazard Asset Management LLC (“Lazard”) is no longer an investment sub-adviser of the Large Cap Equity Fund. As such, all references to Lazard and any related disclosures are removed from the Prospectus.

SMALL-MID CAP EQUITY FUND

Aristotle Capital Boston, LLC (“Aristotle”), D.F. Dent & Company, Inc. (“D.F. Dent”), and Nuance Investments LLC (“Nuance”) are all no longer investment sub-advisers of the Small-Mid Cap Equity Fund (the “Fund”). As such, all references to Aristotle, D.F. Dent, and Nuance and any related disclosures are removed from the Prospectus.

Further, AllianceBernstein L.P. (“AllianceBernstein”) will commence as a new investment sub-adviser to the Fund.

Related thereto, the target sub-adviser investment allocations of the Fund are 20% to AllianceBernstein, 40% to BlackRock Financial Management, Inc. (“BlackRock”), 17% to Neuberger Berman Investment Advisers LLC (“Neuberger”) and 23% to Westfield Capital Management Company, L.P. (“Westfield”).

Accordingly, the following replaces the chart in the section titled “Sub-advisers and portfolio managers” related to the Small-Mid Cap Equity Fund on page 9 of the Prospectus:

Portfolio Manager	Sub-Adviser or Adviser	Fund’s Portfolio Manager Since
James MacGregor, CFA®, Chief Investment Officer	AllianceBernstein	2024
Erik Turenchalk, CFA®, Portfolio Manager	AllianceBernstein	2024
Jennifer Hsui, CFA®, Managing Director and Co-Head of Index Equity	BlackRock	2018
Paul Whitehead, CFA®, Managing Director, Co-Head of Index Equity	BlackRock	2022
Peter Sietsema, CFA®, Director and Senior Portfolio Manager	BlackRock	2022
Benjamin H. Nahum, Managing Director	Neuberger	2016
Richard D. Lee, CFA®, Managing Partner and Co-CIO	Westfield	2004
Ethan J. Meyers, CFA®, Managing Partner and Director of Research	Westfield	2004
John M. Montgomery, Managing Partner, COO and Portfolio Specialist	Westfield	2006
William A. Muggia, President, CEO and CIO	Westfield	2004

Further, the following disclosure related to the Small-Mid Cap Equity Fund is hereby added in the section titled “How the Sub-advisers select the Fund’s investments” on page 56-57 of the Prospectus:

AllianceBernstein L.P. (“AllianceBernstein”)

AllianceBernstein’s investment philosophy is to purchase attractively valued stocks with compelling company and/or industry-level investment catalysts to outperform the market. AllianceBernstein employs a systematic and disciplined bottom-up investment process characterized by a unique integration of fundamental and quantitative research. All of AllianceBernstein’s investment decisions are made based upon its analysts’ proprietary internal research and the judgment of the U.S. Small & Mid-Cap Value Equities strategy’s portfolio management team. AllianceBernstein’s investment process has three main components: (1) identifying and researching attractive opportunities, (2) rigorous research review, and (3) portfolio construction. AllianceBernstein begins with a universe of approximately 2,500 small- and mid-capitalization stocks and focuses on those with market capitalizations between $1 billion and $5 billion at the time of initial purchase or are members of the Russell 2500 Value Index. The percentage of the Fund’s assets allocated to AllianceBernstein is targeted at 20%.

Finally, the following disclosure in the sub-section titled “The Sub-advisers” under the section titled “Fund Management” related to the Small-Mid Cap Equity Fund on pages 92-96 of the Prospectus is hereby added in alphabetical order with respect to the other Sub-advisers:

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Small- Mid Cap Equity Fund	AllianceBernstein L.P. (“AllianceBernstein”) 501 Commerce Street Nashville, TN 37203	20%

James W. MacGregor, CFA® - Chief Investment Officer

James MacGregor is the Chief Investment Officer for the U.S. Small & Mid-Cap Value Equities team at AllianceBernstein, and has served in this role since 2009. He previously held the roles of the Director of Research of Small & Mid-Cap Value Equities and as the Chief Investment Officer for the Canadian Value Equities team at AllianceBernstein. He earned a bachelor’s degree in economics from McGill University, a master’s degree in economics from the London School of Economics and Political Science, and a master’s degree of business administration with an emphasis in analytic finance from the University of Chicago. Mr. MacGregor is a Chartered Financial Analyst® (CFA®) charterholder.

				2024
			Erik Turenchalk, CFA® - Portfolio Manager Erik Turenchalk is a portfolio manager for the U.S. Small & Mid-Cap Value Equities team at AllianceBernstein, and has served in that role since 2020. He previously held the roles of Research Analyst and Senior Research Analyst at AllianceBernstein. He earned a bachelor’s degree in business administration from the University of Connecticut. Mr. Turenchalk is a Chartered Financial Analyst® (CFA®) charterholder.	2024

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MORGAN STANLEY PATHWAY FUNDS

SUPPLEMENT DATED JULY 26 2024,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JANUARY 1, 2024

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI. To the extent that the following information is inconsistent with that contained in the SAI, this supplement supersedes the SAI.

Large Cap Equity Fund

Lazard Asset Management LLC (“Lazard”) is no longer an investment sub-adviser of the Large Cap Equity Fund. As such, all references to Lazard and any related disclosures are removed from the SAI.

Small-Mid Cap Equity Fund

Aristotle Capital Boston, LLC (“Aristotle”), D.F. Dent & Company, Inc. (“D.F. Dent”), and Nuance Investments LLC (“Nuance”) are all no longer investment sub-advisers of the Small-Mid Cap Equity Fund (the “Fund”). As such, all references to Aristotle, D.F. Dent, and Nuance and any related disclosures are removed from the SAI.

Further, AllianceBernstein L.P. (“AllianceBernstein”) will commence as a new investment sub-adviser to the Fund.

Accordingly, the following is added to the disclosure related to the Small-Mid Cap Equity Fund in the sub-section titled “Other Accounts Managed by Portfolio Managers” in the section titled “Portfolio Manager Disclosure” beginning on page 66 of the SAI, in alphabetical order with respect to the other Sub-advisers:

AllianceBernstein L.P. (“AllianceBernstein”)

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets (m)	Accounts	Assets (m)	Accounts	Assets (m)
James MacGregor, CFA®	15	$6,175	7	$1,456	46	$4,085
Erik Turenchalk, CFA®	15	$6,175	7	$1,456	46	$4,085

In addition, the following is added to the information under the section titled “Portfolio Manager Compensation” beginning on page 75 of the SAI, in alphabetical order with respect to the other Sub-advisers:

AllianceBernstein L.P. (“AllianceBernstein”)

Compensation for AllianceBernstein’s equity portfolio managers is designed to align with AllianceBernstein’s mission and values; generating investment incomes for its clients while promoting responsibility and stewardship. The portfolio managers’ compensation includes base pay, incentive compensation, and retirement contributions, with incentive compensation forming a significant part, averaging 60-80% of total compensation. This is typically paid through an award under AllianceBernstein’s Incentive Compensation Award Plan, vesting over three years, promoting a focus on long-term client objectives.

Total compensation is determined by both quantitative and qualitative factors. Quantitative factors are heavily weighted and include measures of absolute and relative investment performance, evaluated over one-, three-, and five-year periods. AllianceBernstein also assesses the risk pattern of performance. The qualitative component incorporates the manager’s broader contributions to investment processes and client success. Many of

AllianceBernstein’s portfolio managers have goals promoting the integration of material ESG and sustainability in the investment process. Other qualitative objectives may include thought leadership, collaboration, contributions to risk-adjusted returns, talent development, corporate citizenship, and achievement of personal goals, including ESG and Diversity and Inclusion targets.

AllianceBernstein formalizes assessments in a year-end review process with 360-degree feedback. AllianceBernstein uses industry benchmarking data to ensure our compensation remains competitive and reflects each individual’s contributions to client objectives.

AllianceBernstein places extraordinary emphasis on hiring top talent, but equally important as attracting top talent is retaining it. AllianceBernstein pays highly-competitive compensation, but perhaps even more importantly, it maintains a thriving, intellectually-challenging culture that keeps its employees client-focused, collaborative, motivated, and fully engaged.

An employee’s performance is the differentiator and driver of their success at AllianceBernstein. AllianceBernstein pays and promotes for top performance. As mentioned above, a portion of the annual incentive compensation for its more senior employees is in the form of a deferred award of AllianceBernstein units with three-year vesting, further aligning employee incentives with long-term client objectives.

Finally, the following is added to the information under the section titled “Potential Conflicts of Interest” beginning on page 90 of the SAI:

AllianceBernstein L.P. (“AllianceBernstein”)

Potential material conflicts of interest may include: acting for multiple clients; choosing active management over passive; allocating investment opportunities when investment opportunities are in short supply and there are not enough securities available to create a meaningful holding in every account for which the security might be a suitable investment; determining appropriate capacity levels; employee investments in the same strategies AllianceBernstein offers clients; the handling of errors; the setting of fees; gifts and entertainment; guideline interpretation; investing in new services; investments in the same or related issuer; limitation on offerings for Bernstein Private Wealth Services; relationships with influential clients; proxy voting; securities valuation; and selecting execution brokers.

AllianceBernstein has policies and practices in place to manage these potential conflicts. For instance, AllianceBernstein has a Code of Ethics to prevent conflicts when employees own or trade in securities that clients also own or consider for purchase or sale. AllianceBernstein also has an Error Resolution Policy and an Error Governance Committee to manage potential conflicts concerning errors. AllianceBernstein’s fees vary widely across its large client base, and it does not act as a fiduciary when negotiating these fees. AllianceBernstein has a Gifts Policy under its Code of Ethics to manage potential conflicts related to gifts and entertainment. AllianceBernstein also has specific steps and a Valuation Committee to calculate the fair value of difficult-to-price securities. AllianceBernstein selects brokers, dealers, and other trading venues that provide the best execution for its clients, not based on its relationships.

When acting as a fiduciary, AllianceBernstein owes its investment advisory clients a duty of loyalty. This includes the duty to address – or at least disclose – conflicts of interest which may exist between different clients, between the AllianceBernstein and clients, or between its employees and clients. Where potential conflicts arise from its fiduciary activities, AllianceBernstein takes steps to mitigate, or at least disclose, them.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE